Other Long-Term Liabilities (Details) - Schedule of maturity analysis undiscounted contractual cash flows of the lease liabilities $ in Thousands	Dec. 31, 2020 CAD ($)
Other Long-Term Liabilities (Details) - Schedule of maturity analysis undiscounted contractual cash flows of the lease liabilities [Line Items]
Maturity analysis lease liabilities	$ 42,554
2021 [Member]
Other Long-Term Liabilities (Details) - Schedule of maturity analysis undiscounted contractual cash flows of the lease liabilities [Line Items]
Maturity analysis lease liabilities	3,388
2022 [Member]
Other Long-Term Liabilities (Details) - Schedule of maturity analysis undiscounted contractual cash flows of the lease liabilities [Line Items]
Maturity analysis lease liabilities	3,032
2023 [Member]
Other Long-Term Liabilities (Details) - Schedule of maturity analysis undiscounted contractual cash flows of the lease liabilities [Line Items]
Maturity analysis lease liabilities	2,981
2024 [Member]
Other Long-Term Liabilities (Details) - Schedule of maturity analysis undiscounted contractual cash flows of the lease liabilities [Line Items]
Maturity analysis lease liabilities	2,795
2025 [Member]
Other Long-Term Liabilities (Details) - Schedule of maturity analysis undiscounted contractual cash flows of the lease liabilities [Line Items]
Maturity analysis lease liabilities	2,518
Thereafter [Member]
Other Long-Term Liabilities (Details) - Schedule of maturity analysis undiscounted contractual cash flows of the lease liabilities [Line Items]
Maturity analysis lease liabilities	$ 27,840